JPMorgan Growth Advantage Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Automobiles — 3.5%
Tesla, Inc. *	2,155	539,138
Beverages — 0.6%
Constellation Brands, Inc., Class A	365	91,663
Biotechnology — 3.7%
Alnylam Pharmaceuticals, Inc. *	524	92,798
Exact Sciences Corp. * (a)	1,615	110,165
Natera, Inc. *	1,341	59,358
Regeneron Pharmaceuticals, Inc. *	359	295,141
		557,462
Broadline Retail — 5.0%
Amazon.com, Inc. *	6,001	762,803
Building Products — 1.3%
Trane Technologies plc	971	197,051
Capital Markets — 3.6%
Blackstone, Inc. (a)	1,879	201,359
Morgan Stanley	2,013	164,412
S&P Global, Inc.	492	179,718
		545,489
Commercial Services & Supplies — 1.1%
Copart, Inc. *	3,942	169,849
Communications Equipment — 0.5%
Arista Networks, Inc. *	392	72,147
Construction & Engineering — 1.8%
AECOM (a)	894	74,258
Quanta Services, Inc.	1,039	194,351
		268,609
Distributors — 0.4%
Pool Corp.	168	59,915
Electrical Equipment — 1.7%
AMETEK, Inc.	987	145,902
Hubbell, Inc.	358	112,171
		258,073
Electronic Equipment, Instruments & Components — 0.8%
Jabil, Inc.	914	115,948
Energy Equipment & Services — 1.1%
TechnipFMC plc (United Kingdom)	8,360	170,036
Entertainment — 1.6%
Netflix, Inc. *	376	142,175
Take-Two Interactive Software, Inc. *	676	94,886
		237,061
Financial Services — 3.5%
Mastercard, Inc., Class A	1,325	524,396

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 2.6%
JB Hunt Transport Services, Inc.	556	104,830
Old Dominion Freight Line, Inc.	243	99,676
Uber Technologies, Inc. *	4,254	195,628
		400,134
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc. *	218	66,482
Cooper Cos., Inc. (The)	305	96,977
Intuitive Surgical, Inc. *	514	150,404
		313,863
Health Care Providers & Services — 2.3%
McKesson Corp.	209	90,831
UnitedHealth Group, Inc.	527	265,546
		356,377
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc. *	57	176,085
Hilton Worldwide Holdings, Inc.	649	97,443
		273,528
Household Durables — 0.5%
Garmin Ltd. (a)	746	78,531
Insurance — 0.9%
Progressive Corp. (The)	981	136,691
Interactive Media & Services — 10.0%
Alphabet, Inc., Class C *	6,359	838,371
Meta Platforms, Inc., Class A *	2,251	675,788
		1,514,159
IT Services — 1.5%
MongoDB, Inc. * (a)	375	129,678
Snowflake, Inc., Class A *	685	104,729
		234,407
Life Sciences Tools & Services — 1.1%
Mettler-Toledo International, Inc. *	39	42,771
Thermo Fisher Scientific, Inc.	260	131,664
		174,435
Machinery — 1.0%
Deere & Co.	44	16,626
Ingersoll Rand, Inc.	2,047	130,408
		147,034
Media — 1.0%
Trade Desk, Inc. (The), Class A *	2,023	158,130
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,487	55,460

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 1.5%
Cheniere Energy, Inc.	741	123,055
EOG Resources, Inc.	827	104,797
		227,852
Pharmaceuticals — 2.3%
Eli Lilly & Co.	523	280,557
Royalty Pharma plc, Class A	2,580	70,028
		350,585
Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc. *	1,467	150,795
Broadcom, Inc.	263	218,842
Entegris, Inc.	972	91,270
Lam Research Corp.	270	169,193
NVIDIA Corp.	1,737	755,598
		1,385,698
Software — 18.2%
Cadence Design Systems, Inc. *	385	90,311
Confluent, Inc., Class A *	3,457	102,349
Crowdstrike Holdings, Inc., Class A *	537	89,794
HashiCorp, Inc., Class A *	1,732	39,552
HubSpot, Inc. *	299	147,177
Intuit, Inc.	583	297,711
Microsoft Corp.	4,593	1,450,324
Oracle Corp.	1,106	117,168
Palo Alto Networks, Inc. * (a)	893	209,273
Synopsys, Inc. *	253	116,268
Workday, Inc., Class A *	461	99,073
		2,759,000
Specialty Retail — 2.9%
Lowe's Cos., Inc.	846	175,815
Ross Stores, Inc.	1,076	121,515
TJX Cos., Inc. (The)	1,696	150,743
		448,073
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	6,222	1,065,267
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. *	241	92,796
Trading Companies & Distributors — 0.4%
Air Lease Corp.	1,396	55,006
Total Common Stocks (Cost $8,663,949)		14,796,666
Short-Term Investments — 4.8%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $459,818)	459,706	459,844

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	191,960	191,998
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	75,364	75,364
Total Investment of Cash Collateral from Securities Loaned (Cost $267,365)		267,362
Total Short-Term Investments (Cost $727,183)		727,206
Total Investments — 102.2% (Cost $9,391,132)		15,523,872
Liabilities in Excess of Other Assets — (2.2)%		(332,619)
NET ASSETS — 100.0%		15,191,253

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $259,873.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,523,872	$—	$—	$15,523,872

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$229,015	$913,927	$683,116	$7	$11	$459,844	459,706	$2,758	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	—	395,000	202,999	—	(3)	191,998	191,960	1,266	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	—	484,413	409,049	—	—	75,364	75,364	263	—
Total	$229,015	$1,793,340	$1,295,164	$7	$8	$727,206		$4,287	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.